FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Inputs, Level 1 [Member]
Assets
Impaired loans	$ 0		$ 0
Other Real Estate Owned, Fair Value Disclosure		$ 0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Impaired loans	0		0
Other Real Estate Owned, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Impaired loans	$ 9,268		1,320
Other Real Estate Owned, Fair Value Disclosure		$ 1,088	$ 1,089